Related Party Transactions (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended
	Sep. 29, 2020	Nov. 24, 2020	Nov. 30, 2020	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Shares consideration			30,000,000
Payment of costs (in Dollars)				$ 300,000
Borrowings outstanding (in Dollars)				141,881
Office and administrative fees (in Dollars)				10,000
Working Capital Loans (in Dollars)				$ 1,500,000
Price per warrant (in Dollars per share)				$ 1.50
Office Building [Member]
Related Party Transactions (Details) [Line Items]
Affiliate monthly fee (in Dollars)				$ 10,000
Underwriters [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to surrender for no consideration		978,750
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Amount of sponsor paid (in Dollars)	$ 25,000
Shares consideration	7,187,500
Aggregate shares subject to forfeiture	937,500
Additional shares issued		316,250
Shares no longer subject to forfeiture			975,000
Shares forfeited			3,750
Founder Shares outstanding				7,500,000
Class B Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding				7,500,000
Shares forfeited				3,750
Class B Common Stock [Member] | Minimum [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding		7,187,500
Class B Common Stock [Member] | Maximum [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares outstanding		7,503,750